ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Apr. 05, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 1,255,894				¥ 1,540,405
Current assets:
Cash and cash equivalents	195,303	$ 30,018			196,900			¥ 246,303
Amounts due from related parties	0	0			1,823
Prepaid expenses and other current assets	129,517	19,906			153,867
Total current assets	572,723	88,026			616,527
Non-current assets:
Property and equipment, net	168,423	25,886			88,007
Total non-current assets	404,697	62,200			336,496
Total assets	977,420	150,226			953,023
Current liabilities:
Amounts due to related parties	3,430	527			7,662
Accrued and other liabilities	418,998	64,399			372,821
Total current liabilities	762,552	117,201			838,002
Non-current liabilities:
Total non-current liabilities	48,909	7,518			0
Long-term borrowing from third party	39,205	6,026		¥ 39,205	0
Total liabilities	811,461	124,719			838,002
SHAREHOLDERS' EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2016 and 2017)	0	0			0
Additional paid-in capital	3,456,307	531,225			3,453,227
Accumulated other comprehensive income	6,876	1,056			5,705
Total shareholders’ equity	167,234	25,702			116,516
Total liabilities and shareholders’ equity	977,420	150,226			953,023
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	640	98			636
Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	90	14			90
Parent Company [Member]
Current assets:
Cash and cash equivalents	323	50	[1]		1,467	$ 225		¥ 8,658	¥ 166
Amounts due from related parties	261,867	40,249	[1]		183,676
Prepaid expenses and other current assets	2,770	426	[1]		341
Total current assets	264,960	40,725	[1]		185,484
Non-current assets:
Property and equipment, net	0	0	[1]		0
Intangible assets, net	0	0	[1]		8
Investment in subsidiaries		0	[1]
Total non-current assets	0	0	[1]		8
Total assets	264,960	40,725	[1]		185,492
Current liabilities:
Amounts due to related parties	17,325	2,663	[1]		19,605
Accrued and other liabilities	41,196	6,334	[1]		49,371
Total current liabilities	58,521	8,997	[1]		68,976
Non-current liabilities:
Total non-current liabilities		6,026
Long-term borrowing from third party	39,205	6,026			0
Total liabilities	97,726	15,023	[1]		68,976
SHAREHOLDERS' EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2016 and 2017)	0	0	[1]		0
Additional paid-in capital	3,456,307	531,225	[1]		3,453,227
Accumulated deficit	(3,296,679)	(506,691)	[1]		(3,343,142)
Accumulated other comprehensive income	6,876	1,056	[1]		5,705
Total shareholders’ equity	167,234	25,702	[1]		116,516
Total liabilities and shareholders’ equity	264,960	40,725	[1]		185,492
Parent Company [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	640	98	[1]		636
Parent Company [Member] | Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 90	$ 14	[1]		¥ 90

[1]	The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.9430, representing the middle rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 31, 2016. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.